Operating (loss)/profit - Remuneration of Group's auditor (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Remuneration of Group's auditor
Audit fees	€ 27	€ 26	€ 28
Audit-related	3	10	3
Non-audit fees	3	10	3
Total fees	30	36	31
Parent company
Remuneration of Group's auditor
Audit fees	8	7	6
Increase to previously reported audit fees	2	1	1
Subsidiaries
Remuneration of Group's auditor
Audit fees	€ 19	€ 19	€ 22